Cover	Feb. 15, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 15, 2022
Entity Registrant Name	UNEX HOLDINGS INC.
Entity Central Index Key	0001700844
Entity Tax Identification Number	98-1353613
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	31-A2, Jalan 5/23A
Entity Address, Address Line Two	6 ½ Miles off
Entity Address, City or Town	Jalan Kepong
Entity Address, Country	MY
Entity Address, Postal Zip Code	52000 Kuala Lumpur,
City Area Code	603
Local Phone Number	6243 3379
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001
Trading Symbol	UNEX
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true